Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Paid-in capital	Other reserves	Reserves from earnings	Unrealized gains (losses) on financial assets at FV through OCI	Cumulative translation adjustment	Cash flow hedge adjustment	Retained earnings from previous periods	Income for the year	Provision for minimum dividends	Attributable to equity holders of the parent	Non-controlling interest	Total
Balance at beginning of period at Dec. 31, 2016	$ 2,138,047	$ 98,970	$ 610,801	$ 6,045		$ (20,552)	$ 64,986	$ 575,051	$ (165,675)	$ 3,307,673	$ 1	$ 3,307,674
Capitalization of retained earnings	133,354							(133,354)
Retention (release) earnings			99,663					(99,663)
Defined benefit plans adjustment		123								123		123
Dividends distributions and paid								(342,034)	165,675	(176,359)	(1)	(176,360)
Valuation adjustment on financial assets at FV through OCI (net)				3,476						3,476		3,476
Cash flow hedge adjustment, net						11,158				11,158		11,158
Income for the year								572,080		572,080	1	572,081
Provision for minimum dividends									(172,804)	(172,804)		(172,804)
Balance at end of period at Dec. 31, 2017	2,271,401	99,093	710,464	9,521		(9,394)	64,986	572,080	(172,804)	3,545,347	1	3,545,347
Impact of adopting IFRS 9				4,249			(66,975)			(62,726)		(62,726)
Restated balances	2,271,401	99,093	710,464	13,770		(9,394)	(1,989)	572,080	(172,804)	3,482,621	1	3,482,622
Capitalization of retained earnings	147,432							(147,432)
Retention (release) earnings			50,569					(50,569)
Defined benefit plans adjustment		(92)								(92)		(92)
Dividends distributions and paid								(374,079)	172,804	(201,275)	(1)	(201,276)
Valuation adjustment on financial assets at FV through OCI (net)				(10,121)						(10,121)		(10,121)
Cash flow hedge adjustment, net						(22,589)				(22,589)		(22,589)
Income for the year								603,633		603,633	1	603,634
Provision for minimum dividends									(178,462)	(178,462)		(178,462)
Balance at end of period at Dec. 31, 2018	2,418,833	99,001	761,033	3,649		(31,983)	(1,989)	603,633	(178,462)	3,673,715	1	3,673,716
Restated balances	2,418,833	99,001	761,033	3,649		(31,983)	(1,989)	603,633	(178,462)	3,673,715	1	3,673,716
Capitalization of retained earnings							152,705	(152,705)
Retention (release) earnings			94,617					(94,617)
Defined benefit plans adjustment		(181)								(181)		(181)
Dividends distributions and paid								(356,311)	178,462	(177,849)	(1)	(177,850)
Valuation adjustment on financial assets at FV through OCI (net)				11,641						11,641		11,641
Cash flow hedge adjustment, net						(27,408)				(27,408)		(27,408)
Income for the year								603,744		603,744	1	603,745
Provision for minimum dividends									(177,902)	(177,902)		(177,902)
Balance at end of period at Dec. 31, 2019	$ 2,418,833	$ 98,820	$ 855,650	$ 15,290		$ (59,391)	$ 150,716	$ 603,744	$ (177,902)	$ 3,905,760	$ 1	$ 3,905,761